SEGMENT REPORTING - Company's revenue (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Revenue	¥ 54,411,724	$ 8,553,395	¥ 25,169,279
Cost of revenues and related tax	39,904,645	6,272,917	18,452,239
Gross profit	14,507,079	2,280,478	6,717,040
Depreciation and amortization	1,682,450	264,477	1,369,590
Total capital expenditures	337,171		375,569
Goods transferred at a point in time [Member]
Revenue	44,790,006		12,048,244
Services rendered over time [Member]
Revenue	9,621,718		13,121,035
Automation product and software [Member]
Revenue	23,859,815	3,750,707	12,618,460
Cost of revenues and related tax	20,580,830		9,483,892
Gross profit	3,278,985		3,134,568
Depreciation and amortization	214,213		57,223
Total capital expenditures	12,384		19,014
Automation product and software [Member] | Goods transferred at a point in time [Member]
Revenue	23,859,815		2,293,393
Automation product and software [Member] | Services rendered over time [Member]
Revenue	0		10,325,067
Equipment and accessories [Member]
Revenue	6,187,975	972,735	9,754,851
Cost of revenues and related tax	2,918,195		6,713,438
Gross profit	3,269,780		3,041,413
Depreciation and amortization	423,065		308,956
Total capital expenditures	8,849		53,760
Equipment and accessories [Member] | Goods transferred at a point in time [Member]
Revenue	6,187,975		9,754,851
Equipment and accessories [Member] | Services rendered over time [Member]
Revenue	0		0
Oilfield environmental protection [Member]
Revenue	19,735,430	3,102,363	2,795,968
Cost of revenues and related tax	14,102,092		2,254,909
Gross profit	5,633,338		541,059
Depreciation and amortization	1,009,867		1,003,411
Total capital expenditures	135,873		302,795
Oilfield environmental protection [Member] | Goods transferred at a point in time [Member]
Revenue	10,113,712		0
Oilfield environmental protection [Member] | Services rendered over time [Member]
Revenue	9,621,718		2,795,968
Platform outsourcing services
Revenue	4,628,504	$ 727,590	0
Cost of revenues and related tax	2,303,528		0
Gross profit	2,324,976		0
Depreciation and amortization	35,305		0
Total capital expenditures	180,065		0
Platform outsourcing services | Goods transferred at a point in time [Member]
Revenue	¥ 4,628,504		0
Platform outsourcing services | Services rendered over time [Member]
Revenue			¥ 0